Commitments, Guarantees and Contingent Liabilities - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Total rent expense for all leases	$ 151	$ 149	$ 147
Operating leases, future minimum lease payments
2019	130
2020	121
2021	96
2022	80
2023	65
Thereafter	151
Total	$ 643